Borrowings - Senior and Ship Mortgage Notes Navios Logistics and Navios Containers (Details) - USD ($) $ in Thousands	3 Months Ended			4 Months Ended	5 Months Ended	6 Months Ended		9 Months Ended
	Jun. 30, 2019	Mar. 31, 2019	Jun. 30, 2018	Apr. 30, 2019	May 31, 2019	Jun. 30, 2019	Jun. 30, 2018	Sep. 30, 2018	Dec. 31, 2018
Debt Instrument [Line Items]
Gain/ (Loss) on bond and debt extinguishment	$ 5,712		$ 0			$ 21,374	$ 0
Restricted cash	11,431		$ 2,978			11,431	2,978		$ 12,892
Proceeds from long-term loans						127,171	$ 0
Secured credit facilities
Debt Instrument [Line Items]
Repayment of secured credit facility						41,978
Proceeds from long-term loans						78,900
2022 Senior Secured Notes
Debt Instrument [Line Items]
Face amount at issuance date	$ 305,000					$ 305,000
Issuance date/Date of agreement						Nov. 21, 2017
Debt instrument, issuance price percentage						97.00%
Fixed interest rate	11.25%					11.25%
2022 Notes
Debt Instrument [Line Items]
Face amount at issuance date	$ 650,000					$ 650,000
Issuance date/Date of agreement						Nov. 29, 2013
Fixed interest rate	7.375%					7.375%
Repurchase of notes					$ 11,000			$ 35,661
Cash consideration paid to repurchase debt					7,048			$ 28,796
Gain/ (Loss) on bond and debt extinguishment					$ 5,712
Debt Instrument Collateral						23 dry bulk vessels
Restricted cash	$ 7,410	$ 14,000				$ 7,410
2024 Notes
Debt Instrument [Line Items]
Redemption price percentage						100.00%
Two Navios Holdings' credit facilities
Debt Instrument [Line Items]
Repayment of secured credit facility						$ 24,085
Two Navios Containers' credit facilities
Debt Instrument [Line Items]
Repayment of secured credit facility						$ 53,075
On or after November 16, 2018 | 2022 Senior Secured Notes
Debt Instrument [Line Items]
Redemption price percentage						104.219%
On or after January 15, 2019 | 2022 Notes
Debt Instrument [Line Items]
Redemption price percentage						101.844%
Upon occurrence of certain change of control events | 2022 Notes
Debt Instrument [Line Items]
Redemption price percentage						101.00%
Series H Depositary Shares | 2024 Notes
Debt Instrument [Line Items]
Issuance date/Date of agreement						Mar. 21, 2019
Fixed interest rate	9.75%					9.75%
Senior Notes	$ 4,747					$ 4,747
Number of shares repurchased						10,930
Series G Depositary Shares | 2024 Notes
Debt Instrument [Line Items]
Issuance date/Date of agreement						Apr. 21, 2019
Fixed interest rate	9.75%					9.75%
Senior Notes	$ 3,879					$ 3,879
Number of shares repurchased						8,841
Navios Logistics | 2022 Notes
Debt Instrument [Line Items]
Repurchase of notes		31,500		$ 4,000
Cash consideration paid to repurchase debt		15,532		$ 2,110
Gain/ (Loss) on bond and debt extinguishment		$ 15,662
Navios Logistics | 2022 Logistics Senior Notes
Debt Instrument [Line Items]
Face amount at issuance date	$ 375,000					$ 375,000
Issuance date/Date of agreement						Apr. 22, 2014
Fixed interest rate	7.25%					7.25%
Maturity date						May 01, 2022
Navios Logistics | Navios Logistics other long-term loans and notes payable
Debt Instrument [Line Items]
Face amount at issuance date	$ 155,536					$ 155,536
Debt InstrumentDescription Of Variable Rate Basis						LIBOR
Navios Logistics | Navios Logistics other long-term loans and notes payable | Minimum
Debt Instrument [Line Items]
Maturity date						Aug. 31, 2020
Debt Instrument, Basis Spread on Variable Rate						3.15%
Navios Logistics | Navios Logistics other long-term loans and notes payable | Maximum
Debt Instrument [Line Items]
Maturity date						Nov. 30, 2024
Debt Instrument, Basis Spread on Variable Rate						4.75%
Navios Logistics | On or after May 1, 2019 | 2022 Logistics Senior Notes
Debt Instrument [Line Items]
Redemption price percentage						101.813%
Navios Logistics | Upon occurrence of certain change of control events | 2022 Logistics Senior Notes
Debt Instrument [Line Items]
Redemption price percentage						101.00%
Navios Containers | Navios Containers long-term loans
Debt Instrument [Line Items]
Face amount at issuance date	$ 269,745					$ 269,745
Debt InstrumentDescription Of Variable Rate Basis						LIBOR
Navios Containers | Navios Containers long-term loans | Minimum
Debt Instrument [Line Items]
Maturity date						Jun. 30, 2020
Debt Instrument, Basis Spread on Variable Rate						3.00%
Navios Containers | Navios Containers long-term loans | Maximum
Debt Instrument [Line Items]
Maturity date						Jun. 30, 2024
Debt Instrument, Basis Spread on Variable Rate						3.50%